Provisions, Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions, Trade and Other Payables [Abstract]
Trade payables	€ 22,388	€ 11,577	€ 8,399
Other payables	75,820	32,018	24,237
Total trade and other payables	€ 98,208	€ 43,595	€ 32,636